Related Parties (Details) - Asher Dahan [Member] - Co-founders [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Employment expenses	$ 475	$ 287	$ 293
Share-based payment expenses	$ 446	$ 22	$ 7